Columbia Seligman Technology and Information Fund
Third Quarter Report
February 29, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Seligman Technology and Information Fund, February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.2%
Issuer	Shares	Value ($)
Communication Services 13.6%
Cable & Satellite 1.5%
Comcast Corp., Class A	4,150,525	177,849,996
Interactive Media & Services 9.5%
Alphabet, Inc., Class A(a)	3,210,480	444,523,061
Alphabet, Inc., Class C(a)	1,644,360	229,848,641
Match Group, Inc.(a)	1,292,900	46,596,116
Meta Platforms, Inc., Class A	528,750	259,156,237
Pinterest, Inc., Class A(a)	2,993,156	109,848,825
TripAdvisor, Inc.(a)	2,217,200	59,465,304
Total		1,149,438,184
Movies & Entertainment 1.8%
Walt Disney Co. (The)	1,520,600	169,668,548
Warner Bros Discovery, Inc.(a)	4,969,406	43,681,079
Total		213,349,627
Wireless Telecommunication Services 0.8%
T-Mobile US, Inc.	630,275	102,923,908
Total Communication Services		1,643,561,715
Consumer Discretionary 4.8%
Broadline Retail 4.5%
Amazon.com, Inc.(a)	1,372,800	242,656,128
eBay, Inc.	6,223,974	294,269,491
Total		536,925,619
Restaurants 0.3%
DoorDash, Inc., Class A(a)	323,800	40,335,766
Total Consumer Discretionary		577,261,385
Financials 6.3%
Consumer Finance 0.0%
CommonBond, Class A(a),(b),(c),(d)	1,505,550	2
Transaction & Payment Processing Services 6.3%
Block, Inc., Class A(a)	550,450	43,744,261
Fiserv, Inc.(a)	1,080,907	161,346,988
Global Payments, Inc.	1,805,150	234,127,955
Visa, Inc., Class A	1,148,125	324,506,050
Total		763,725,254
Total Financials		763,725,256
Health Care 0.3%
Common Stocks (continued)
Issuer	Shares	Value ($)
Biotechnology 0.3%
Apnimed, Inc.(a),(b),(c),(d)	1,127,586	14,340,188
Apnimed, Inc.(a),(b),(c),(d)	675,613	8,592,176
Apnimed, Inc.(a),(b),(c),(d)	360,327	4,582,495
Apnimed, Inc.(a),(b),(c),(d)	450,409	5,728,121
Eiger BioPharmaceuticals, Inc.(a),(e)	77,305	432,908
Total		33,675,888
Total Health Care		33,675,888
Industrials 1.9%
Heavy Electrical Equipment 1.7%
Bloom Energy Corp., Class A(a),(e)	23,071,342	202,335,669
Passenger Ground Transportation 0.2%
Lyft, Inc., Class A(a)	1,490,400	23,667,552
Total Industrials		226,003,221
Information Technology 67.1%
Application Software 7.0%
ANSYS, Inc.(a)	118,900	39,732,813
Cerence, Inc.(a)	1,917,074	28,564,403
Dropbox, Inc., Class A(a)	9,172,309	219,676,800
Five9, Inc.(a)	518,700	31,640,700
RingCentral, Inc., Class A(a)	3,398,258	113,569,782
Salesforce, Inc.(a)	357,339	110,353,430
Synopsys, Inc.(a)	478,442	274,496,529
Verint Systems, Inc.(a)	787,100	24,880,231
Total		842,914,688
Communications Equipment 2.2%
Arista Networks, Inc.(a)	172,783	47,954,194
F5, Inc.(a)	827,919	155,002,995
Lumentum Holdings, Inc.(a)	1,257,527	60,952,334
Total		263,909,523
Electronic Equipment & Instruments 1.3%
Advanced Energy Industries, Inc.	1,580,563	159,952,976
Internet Services & Infrastructure 2.5%
GoDaddy, Inc., Class A(a)	2,602,066	297,025,834
Semiconductor Materials & Equipment 12.8%
Applied Materials, Inc.	2,253,831	454,417,406
Lam Research Corp.	804,033	754,383,962

Columbia Seligman Technology and Information Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Seligman Technology and Information Fund, February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Teradyne, Inc.	3,249,955	336,662,839
Total		1,545,464,207
Semiconductors 21.9%
Analog Devices, Inc.	912,052	174,949,814
Broadcom, Inc.	560,885	729,425,334
indie Semiconductor, Inc., Class A(a)	2,000,000	12,380,000
Marvell Technology, Inc.	3,814,453	273,343,702
NVIDIA Corp.	549,375	434,621,550
NXP Semiconductors NV	759,500	189,669,935
ON Semiconductor Corp.(a)	2,467,975	194,772,587
Qorvo, Inc.(a)	733,600	84,033,880
Renesas Electronics Corp.	12,871,300	212,673,596
Semtech Corp.(a)	3,157,300	66,934,760
Skyworks Solutions, Inc.	95,300	9,998,876
Synaptics, Inc.(a),(e)	2,468,745	247,121,374
Transphorm, Inc.(a),(e)	3,216,212	15,469,980
Total		2,645,395,388
Systems Software 11.9%
Adeia, Inc.(e)	7,375,506	83,638,238
Gen Digital, Inc.	11,700,208	251,437,470
Microsoft Corp.	1,550,350	641,286,774
Oracle Corp.	2,258,876	252,271,272
Palo Alto Networks, Inc.(a)	444,110	137,918,360
Tenable Holdings, Inc.(a)	1,524,494	73,419,631
Total		1,439,971,745
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.(f)	2,577,100	465,810,825
Dell Technologies, Inc.(f)	1,115,336	105,577,706
NetApp, Inc.	2,233,406	199,041,143
Western Digital Corp.(a)	2,268,792	134,925,060
Total		905,354,734
Total Information Technology		8,099,989,095
Real Estate 2.2%
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecom Tower REITs 2.2%
American Tower Corp.	633,595	125,996,701
Crown Castle, Inc.	1,218,517	133,963,759
Total		259,960,460
Total Real Estate		259,960,460
Total Common Stocks (Cost: $6,260,361,280)		11,604,177,020

Exchange-Traded Equity Funds 0.1%

Financials 0.1%
Diversified Capital Markets 0.1%
Columbia Seligman Semiconductor and Technology ETF(e)	540,600	12,789,244
Total Financials		12,789,244
Total Exchange-Traded Equity Funds (Cost: $8,811,780)		12,789,244

Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Financials 0.0%
Consumer Finance 0.0%
CommonBond LLC(b),(c),(d),(g)	1.000%	686,561	1
Total Financials			1
Total Preferred Stocks (Cost: $295,734)			1

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(e),(h)	533,718,837	533,612,094
Total Money Market Funds (Cost: $533,563,473)		533,612,094
Total Investments in Securities (Cost $6,803,032,267)		12,150,578,359
Other Assets & Liabilities, Net		(82,138,420)
Net Assets		$12,068,439,939
At February 29, 2024, securities and/or cash totaling $70,963,691 were pledged as collateral.
Columbia Seligman Technology and Information Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Seligman Technology and Information Fund, February 29, 2024 (Unaudited)
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Morgan Stanley	USD	(46,579,275)	(2,577)	195.00	3/15/2024	(522,505)	(36,078)
Dell Technologies, Inc.	Morgan Stanley	USD	(26,987,566)	(2,851)	105.00	6/21/2024	(1,349,017)	(1,525,285)
Total							(1,871,522)	(1,561,363)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2024, the total value of these securities amounted to $33,242,983, which represents 0.28% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At February 29, 2024, the total market value of these securities amounted to $33,242,983, which represents 0.28% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Apnimed, Inc.	04/28/2022	360,327	4,002,965	4,582,495
Apnimed, Inc.	12/22/2022	450,409	5,005,765	5,728,121
Apnimed, Inc.	04/28/2022	675,613	5,999,993	8,592,176
Apnimed, Inc.	03/12/2021	1,127,586	9,999,997	14,340,188
CommonBond LLC	10/15/2020-12/31/2021	686,561	295,734	1
CommonBond, Class A	03/19/2018-12/31/2021	1,505,550	10,292,674	2
			35,597,128	33,242,983

(d)	Valuation based on significant unobservable inputs.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Adeia, Inc.
	69,420,867	3,352,352	(998,531)	11,863,550	83,638,238	(514,693)	713,169	7,375,506
Bloom Energy Corp., Class A
	177,912,015	135,124,240	—	(110,700,586)	202,335,669	—	—	23,071,342
Columbia Seligman Semiconductor and Technology ETF
	10,466,935	—	—	2,322,309	12,789,244	—	105,585	540,600
Columbia Short-Term Cash Fund, 5.557%
	137,027,124	1,836,113,292	(1,439,574,702)	46,380	533,612,094	51,777	14,310,132	533,718,837
Eiger BioPharmaceuticals, Inc.
	2,597,448	—	—	(2,164,540)	432,908	—	—	77,305
Movella Holdings, Inc.‡,†
	—	28,000,001	(28,000,001)	—	—	(26,221,372)	—	—
SMART Global Holdings, Inc.†
	71,163,038	1,015,243	(55,378,217)	(16,800,064)	—	12,286,657	—	—
Synaptics, Inc.
	198,739,064	14,167,751	—	34,214,559	247,121,374	—	—	2,468,745

Columbia Seligman Technology and Information Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Seligman Technology and Information Fund, February 29, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Transphorm, Inc.
	11,740,875	754,750	—	2,974,355	15,469,980	—	—	3,216,212
Total	679,067,366			(78,244,037)	1,095,399,507	(14,397,631)	15,128,886

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.

(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	Perpetual security with no specified maturity date.
(h)	The rate shown is the seven-day current annualized yield at February 29, 2024.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Technology and Information Fund  | Third Quarter Report 2024

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3QT219_05_P01_(04/24)